Janice O'Neill
Senior Vice President
Corporate Compliance

13003704

NYSE REGULATION

Received SEC

DEC 17 2013

Washington, DC 20549

December 17, 2013

001-35392

Securities & Exchange Commission
Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CORTNYS

To Whom it May Concern:

This is to certify that on December 13, 2013, the NYSE MKT LLC (the "Exchange") received from Radiant Logistics, Inc. (the "Registrant"), a copy of the Registrants application on Form 8-A for the registration of the following securities:

9.75% Series A Cumulative Redeemable Perpetual Preferred Stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Janice O'Neill

Janice O'Neill
Senior Vice President
Corporate Compliance
NYSE Regulation, Inc.

20 Broad Street, New York, NY 10005
T + 1 212 656 2407 joneill@nyx.com